Expense Example	Feb. 20, 2026 USD ($)
VanEck Consumer Staples TruSector ETF | VanEck Consumer Staples TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
VanEck Energy TruSector ETF | VanEck Energy TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
VanEck Financials TruSector ETF | VanEck Financials TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
VanEck Healthcare TruSector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
VanEck Industrials TruSector ETF | VanEck Industrials TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	32
VanEck Materials TruSector ETF | VanEck Materials TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
VanEck Real Estate TruSector ETF | VanEck Real Estate TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
VanEck Utilities TruSector ETF | VanEck Utilities TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	$ 32